Fair Value Quantitative and Qualitative Disclosures - Summary of Financial Assets and Liabilities Recognized at Fair Value using the Valuation Technique (Detail) - Level 3 [member] - Banks own assumptions [member] - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities Disaggregated By Valuation Technique [line items]
Amount at the beginning	$ 3,549,583	$ 95,095
Profit and loss	2,609,737	328,662
Recognition and derecognition	17,111	4,372,702
Monetary effects	(967,987)	(1,246,876)
Amount at end of the fiscal year	5,208,444	3,549,583
Debt securities [member]
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities Disaggregated By Valuation Technique [line items]
Amount at the beginning	1,109,626	2,703,786
Profit and loss	207,791	885,411
Amount at end of the fiscal year	378,444	1,109,626
Recognition and derecognition	(791,555)	(1,706,169)
Monetary effects	(147,418)	(773,402)
Other Financial Assets1 [member]
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities Disaggregated By Valuation Technique [line items]
Amount at the beginning	31,314	190,929
Profit and loss	9,472	18,737
Amount at end of the fiscal year	26,179	31,314
Recognition and derecognition	(6,506)	(143,266)
Monetary effects	(8,101)	(35,086)
Derivatives [member]
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities Disaggregated By Valuation Technique [line items]
Amount at the beginning	769,490
Profit and loss	417,029
Recognition and derecognition		769,490
Monetary effects	(204,273)
Amount at end of the fiscal year	$ 982,246	$ 769,490